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ACADIAN EMERGING MARKETS PORTFOLIO

THE ADVISORS’ INNER CIRCLE FUND

Acadian Emerging Markets Portfolio

(the “Fund”)

Supplement dated August 2, 2024

to the Fund’s Prospectus and the Fund’s Summary Prospectus
dated March 1, 2024

This supplement provides new and additional information beyond that contained in the Fund’s Prospectus and Summary Prospectus (together the “Prospectuses”) and should be read in conjunction with the Prospectuses.

In the “Performance Information” section of the Prospectuses, under the sub-section entitled “Average Annual Total Returns for Periods Ended December 31, 2023,” the table on page 8 is replaced in its entirety with the following:

Average Annual Total Returns - ACADIAN EMERGING MARKETS PORTFOLIO		1 Year	5 Years	10 Years		Inception Date
INVESTOR CLASS SHARES		22.62%	6.40%	3.66%	[1]	Jun. 17, 1993
INVESTOR CLASS SHARES | After Taxes on Distributions		21.71%	5.75%	3.25%	[1]	Jun. 17, 1993
INVESTOR CLASS SHARES | After Taxes on Distributions and Sales		14.34%	5.15%	3.00%	[1]	Jun. 17, 1993
Y Class Shares		22.86%	6.58%		[2]	Oct. 31, 2016
I Class Shares		22.93%	6.61%		[2]	Oct. 31, 2016
MSCI Emerging Markets (Net) Index (reflects no deduction for fees, expenses, or taxes (except foreign withholding taxes))	[3]	9.83%	3.68%	2.66%		Dec. 31, 1998
MSCI Emerging Markets (Gross) Index (reflects no deduction for fees, expenses, or taxes)		10.27%	4.07%	3.05%		Jun. 17, 1993
[1]	Investor Class Shares of the Fund were offered beginning June 17, 1993.
[2]	Y Class Shares and I Class Shares of the Fund were offered beginning October 31, 2016.
[3]	On July 31, 2024, the Fund's benchmark changed from the MSCI Emerging Markets (Gross) Index to the MSCI Emerging Markets (Net) Index because the Adviser believes that this benchmark aligns with investors’ experience.